Research, Development & Engineering (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research, Development & Engineering
RD&E expense	$ 6,567	$ 6,488	$ 6,262
Scientific research, application of scientific advances, services and application	6,267	6,216	5,968
Software-related expenses	3,971	3,922	3,682
Product-related engineering expenses	$ 299	$ 272	$ 295